Taxes (Details) $ in Millions			1 Months Ended	12 Months Ended
	Dec. 01, 2023	Apr. 01, 2018	Dec. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Taxes [Line Items]
Assessable profit (in Dollars)					$ 2
Valuation allowance deferred tax assets (in Dollars)				$ (11,661)		$ (145,632)	$ 7,037
Hong Kong [Member]
Taxes [Line Items]
Profit tax rate		16.50%		16.50%	16.50%	16.50%
Assessable profit (in Dollars)					$ 2
Hong Kong [Member] | Ehub [Member]
Taxes [Line Items]
Profit tax rate				8.25%	8.25%
Assessable profit (in Dollars)					$ 2
Hong Kong [Member] | Minimum [Member]
Taxes [Line Items]
Profit tax rate				8.25%	8.25%
Hong Kong [Member] | Maximum [Member]
Taxes [Line Items]
Profit tax rate				16.50%	16.50%
PRC [Member]
Taxes [Line Items]
Profit tax rate				25.00%	25.00%
PRC [Member] | HNTE [Member]
Taxes [Line Items]
Profit tax rate	15.00%			15.00%	15.00%
PRC [Member]
Taxes [Line Items]
Valuation allowance deferred tax assets (in Dollars)			$ 158,621	$ 398,659		$ 406,760	$ 576,432